UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21563

Investment Company Act File Number

Eaton Vance Short Duration Diversified Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Short Duration Diversified Income Fund

July 31, 2014

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 54.7%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.6%
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing June 1, 2020	74	$74,241
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	61	61,465
Term Loan, 5.00%, Maturing November 2, 2018	135	135,585
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	383	382,192
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	912	908,126
Term Loan, 3.75%, Maturing June 4, 2021	325	322,237

		$1,883,846

Automotive — 2.4%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020	88	$88,242
Allison Transmission, Inc.
Term Loan, 3.75%, Maturing August 23, 2019	620	620,473
ASP HHI Acquisition Co., Inc.
Term Loan, 5.00%, Maturing October 5, 2018	431	433,170
Chrysler Group LLC
Term Loan, 3.50%, Maturing May 24, 2017	893	894,486
Term Loan, 3.25%, Maturing December 31, 2018	374	372,959
CS Intermediate Holdco 2 LLC
Term Loan, 4.00%, Maturing April 4, 2021	575	574,281
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	175	175,217
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	675	675,506
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	1,150	1,160,063
INA Beteiligungsgesellschaft GmbH
Term Loan, 3.75%, Maturing May 15, 2020	175	175,413
Metaldyne, LLC
Term Loan, 4.25%, Maturing December 18, 2018	341	342,943
TI Group Automotive Systems, LLC
Term Loan, 4.25%, Maturing July 1, 2021	650	651,422
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	647	644,858
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017	537	538,234
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	175	174,535

		$7,521,802

Brokerage/Securities Dealers/Investment Houses — 0.0%(2)
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019	73	$73,812

		$73,812

Building and Development — 0.5%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	248	$247,020

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CPG International Inc.
Term Loan, 4.75%, Maturing September 30, 2020		99	$99,374
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021		250	248,728
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021		500	496,719
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020		174	173,951
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		371	370,857
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		97	98,212

			$1,734,861

Business Equipment and Services — 4.3%
Acosta, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		490	$491,070
Altisource Solutions S.a.r.l.
Term Loan, 5.75%, Maturing December 9, 2020		322	321,823
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021		75	74,929
Brickman Group Ltd. LLC
Term Loan, 4.00%, Maturing December 18, 2020		149	147,509
Ceridian LLC
Term Loan, 4.41%, Maturing May 9, 2017		1,218	1,221,208
ClientLogic Corporation
Term Loan, 6.98%, Maturing January 30, 2017		165	166,571
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019		175	174,890
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		95	95,257
Education Management LLC
Term Loan, 4.25%, Maturing June 1, 2016		244	160,573
Term Loan, 8.25%, Maturing March 29, 2018		366	238,115
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		468	470,802
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		269	269,591
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		333	333,198
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 10, 2020		150	151,682
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		61	60,703
Term Loan, 4.00%, Maturing November 6, 2020		238	237,295
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		320	321,742
IG Investment Holdings, LLC
Term Loan, 5.25%, Maturing October 31, 2019		272	273,800
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		1,000	994,885
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		223	224,196
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing June 10, 2021	EUR	200	269,450
Term Loan - Second Lien, 7.25%, Maturing May 15, 2022		200	200,958
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		548	547,643
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		444	446,157
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		200	207,033

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
MCS AMS Sub-Holdings LLC
Term Loan, 7.00%, Maturing October 15, 2019		96	$93,362
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		221	221,059
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018		824	824,567
RCS Capital Corporation
Term Loan, 6.50%, Maturing April 29, 2019		175	178,172
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		121	121,394
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		425	422,939
SunGard Data Systems, Inc.
Term Loan, 3.91%, Maturing February 28, 2017		32	32,549
Term Loan, 4.00%, Maturing March 8, 2020		1,482	1,486,959
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		189	190,566
TransUnion, LLC
Term Loan, 4.00%, Maturing April 9, 2021		723	722,434
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		1,301	1,291,181

			$13,686,262

Cable and Satellite Television — 2.2%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019		135	$134,411
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		759	755,658
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		248	242,318
Term Loan, 3.00%, Maturing January 3, 2021		614	601,469
CSC Holdings, Inc.
Term Loan, 2.66%, Maturing April 17, 2020		420	412,897
ION Media Networks, Inc.
Term Loan, 5.00%, Maturing December 18, 2020		274	275,079
MCC Iowa LLC
Term Loan, 3.25%, Maturing January 29, 2021		173	172,456
Term Loan, 3.75%, Maturing June 30, 2021		150	150,233
Mediacom Illinois, LLC
Term Loan, Maturing June 13, 2021(3)		75	74,938
Numericable U.S. LLC
Term Loan, 4.50%, Maturing May 21, 2020		174	174,663
Term Loan, 4.50%, Maturing May 21, 2020		201	201,890
UPC Financing Partnership
Term Loan, 3.85%, Maturing March 31, 2021	EUR	1,394	1,878,827
Virgin Media Bristol LLC
Term Loan, 3.50%, Maturing June 7, 2020		800	793,687
Virgin Media Investment Holdings Limited
Term Loan, 4.25%, Maturing June 30, 2023	GBP	300	509,248
Ziggo B.V.
Term Loan, 0.00%, Maturing January 15, 2022(4)	EUR	5	7,005
Term Loan, 0.00%, Maturing January 15, 2022(4)	EUR	76	101,331
Term Loan, 0.00%, Maturing January 15, 2022(4)	EUR	107	143,358
Term Loan, 3.50%, Maturing January 15, 2022	EUR	6	7,471
Term Loan, 3.50%, Maturing January 15, 2022	EUR	60	80,084
Term Loan, 3.50%, Maturing January 15, 2022	EUR	96	127,715

			$6,844,738

Chemicals and Plastics — 2.4%
Arysta LifeScience SPC, LLC
Term Loan, 4.50%, Maturing May 29, 2020		421	$420,925

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.00%, Maturing February 1, 2020		545	$542,458
AZ Chem US Inc.
Term Loan, 4.50%, Maturing June 12, 2021		123	124,213
Emerald Performance Materials, LLC
Term Loan, Maturing August 1, 2021(3)		350	350,750
Term Loan - Second Lien, Maturing August 1, 2022(3)		100	99,500
Huntsman International, LLC
Term Loan, 2.69%, Maturing April 19, 2017		1,501	1,498,657
Term Loan, Maturing October 15, 2020(3)		375	375,139
Ineos US Finance LLC
Term Loan, 3.75%, Maturing May 4, 2018		1,323	1,318,329
Kronos Worldwide Inc.
Term Loan, 4.75%, Maturing February 18, 2020		50	50,218
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 7, 2020		149	148,667
Minerals Technologies Inc.
Term Loan, 4.00%, Maturing May 9, 2021		350	351,747
OXEA Finance LLC
Term Loan, 4.25%, Maturing January 15, 2020		124	124,140
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020		210	209,788
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		222	222,075
Solenis International, LP
Term Loan, Maturing July 2, 2021(3)	EUR	175	232,576
Tata Chemicals North America Inc.
Term Loan, 3.75%, Maturing August 7, 2020		223	222,399
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.00%, Maturing March 19, 2020		395	395,871
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		578	579,369
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 7, 2020		155	154,750

			$7,421,571

Conglomerates — 0.5%
Custom Sensors & Technologies, Inc.
Term Loan, Maturing May 30, 2021(3)		500	$501,562
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		739	737,805
Spectrum Brands Europe GmbH
Term Loan, 3.75%, Maturing September 4, 2019	EUR	174	235,166
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019		199	198,732

			$1,673,265

Containers and Glass Products — 1.3%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		420	$415,360
Term Loan, 3.75%, Maturing January 6, 2021		878	871,445
BWAY Holding Company, Inc.
Term Loan, 4.50%, Maturing August 7, 2017		493	494,501
Libbey Glass Inc.
Term Loan, 3.75%, Maturing April 9, 2021		50	49,812
Pelican Products, Inc.
Term Loan, 5.25%, Maturing March 20, 2020		437	439,785
Reynolds Group Holdings Inc.
Term Loan, 4.00%, Maturing December 1, 2018		1,538	1,536,973
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		404	405,203

			$4,213,079

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Cosmetics/Toiletries — 0.2%
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019	224	$224,469
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020	416	403,048

		$627,517

Drugs — 1.1%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019	74	$73,795
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017	94	93,988
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing February 28, 2021	50	49,750
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021	150	151,004
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019	1,046	1,045,764
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing February 13, 2019	340	340,265
Term Loan, 3.75%, Maturing December 11, 2019	341	341,203
Term Loan, 3.75%, Maturing August 5, 2020	717	716,030
VWR Funding, Inc.
Term Loan, 3.41%, Maturing April 3, 2017	771	772,042

		$3,583,841

Ecological Services and Equipment — 0.2%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019	394	$392,558
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	150	152,812

		$545,370

Electronics/Electrical — 4.6%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 11, 2019	303	$304,606
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020	124	124,125
Answers Corporation
Term Loan, 6.50%, Maturing December 20, 2018	146	147,530
Term Loan - Second Lien, 11.00%, Maturing June 19, 2020	125	127,031
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	489	494,668
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021	1,325	1,323,961
Blue Coat Systems, Inc.
Term Loan - Second Lien, 9.50%, Maturing June 28, 2020	125	127,969
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021	125	122,505
CommScope, Inc.
Term Loan, 3.25%, Maturing January 26, 2018	199	198,870
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	143	141,517
Dell Inc.
Term Loan, 3.75%, Maturing October 29, 2018	135	134,990
Term Loan, 4.50%, Maturing April 29, 2020	1,812	1,816,872
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018	503	503,294
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	75	74,469
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 30, 2020	147	148,155

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
FIDJI Luxembourg (BC4) S.A.R.L.
Term Loan, 6.25%, Maturing December 24, 2020	148	$149,606
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020	369	367,508
Go Daddy Operating Company, LLC
Term Loan, 4.75%, Maturing May 13, 2021	1,162	1,160,064
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	945	938,042
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	100	100,875
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018	270	272,244
MH Sub I, LLC
Term Loan, 0.00%, Maturing June 25, 2021(4)	15	14,745
Term Loan, 5.00%, Maturing July 8, 2021	135	135,653
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020	239	237,904
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020	347	345,258
Open Text Corporation
Term Loan, 3.25%, Maturing January 16, 2021	174	174,071
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	125	124,636
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	288	288,696
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	543	545,964
Sensata Technologies B.V.
Term Loan, 3.25%, Maturing May 12, 2019	237	237,893
Shield Finance Co. S.A.R.L.
Term Loan, 5.00%, Maturing January 29, 2021	125	125,181
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	94	95,283
SkillSoft Corporation
Term Loan, 4.50%, Maturing April 28, 2021	250	249,844
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	118	122,688
Sophia, L.P.
Term Loan, 4.00%, Maturing July 19, 2018	231	230,693
SS&C Technologies Holdings Europe S.A.R.L.
Term Loan, 3.25%, Maturing June 7, 2019	15	15,210
SS&C Technologies Inc.
Term Loan, 3.25%, Maturing June 7, 2019	147	146,963
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018	233	228,955
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 22, 2019	150	150,094
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	97	97,828
Sybil Software LLC
Term Loan, 5.00%, Maturing March 20, 2020	573	574,006
Vantiv, LLC
Term Loan, 3.75%, Maturing May 12, 2021	150	150,750
VeriFone Inc.
Term Loan, 3.50%, Maturing June 30, 2021	500	500,417
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	646	646,056

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017		176	$176,598

			$14,394,287

Equipment Leasing — 0.3%
Delos Finance S.A.R.L.
Term Loan, 3.50%, Maturing March 6, 2021		425	$424,924
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017		500	500,156

			$925,080

Financial Intermediaries — 2.5%
American Capital, Ltd.
Term Loan, 3.50%, Maturing August 22, 2017		131	$131,250
Armor Holding II LLC
Term Loan, 5.75%, Maturing June 26, 2020		121	120,971
Citco Funding LLC
Term Loan, 4.25%, Maturing June 29, 2018		681	683,243
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020		99	98,095
First Data Corporation
Term Loan, 3.67%, Maturing March 23, 2018		650	644,177
Term Loan, 3.67%, Maturing September 24, 2018		375	371,641
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021		1,224	1,218,139
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020		149	148,968
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021		151	150,733
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020		198	198,928
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019		1,590	1,588,929
Nuveen Investments, Inc.
Term Loan, 4.16%, Maturing May 15, 2017		1,250	1,251,476
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018		247	247,924
Oz Management LP
Term Loan, 1.66%, Maturing November 15, 2016		220	212,103
Sesac Holdco II, LLC
Term Loan, 5.01%, Maturing February 8, 2019		299	300,739
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		124	123,612
Walker & Dunlop, Inc.
Term Loan, 5.50%, Maturing December 11, 2020		124	126,241
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 11, 2020		209	206,130

			$7,823,299

Food Products — 2.5%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		646	$648,404
Big Heart Pet Brands
Term Loan, 3.50%, Maturing March 8, 2020		782	772,471
Blue Buffalo Company, Ltd.
Term Loan, 4.00%, Maturing August 8, 2019		246	246,263
Charger OpCo BV
Term Loan, Maturing May 29, 2021(3)		375	370,312
Term Loan, Maturing June 30, 2021(3)	EUR	125	164,885

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 24, 2019		173	$174,694
CSM Bakery Solutions LLC
Term Loan, 4.75%, Maturing July 3, 2020		173	173,178
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		124	123,617
Dole Food Company Inc.
Term Loan, 4.50%, Maturing November 1, 2018		99	98,915
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		2,005	2,007,256
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		150	149,625
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		866	861,507
Term Loan, 3.75%, Maturing September 18, 2020		298	296,723
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		888	887,532
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020		124	123,298
Term Loan, 3.25%, Maturing April 29, 2020		605	601,619
Post Holdings Inc.
Term Loan, 3.75%, Maturing June 2, 2021		100	100,464

			$7,800,763

Food Service — 1.3%
Aramark Corporation
Term Loan, 3.73%, Maturing July 26, 2016		43	$42,627
Term Loan, 3.73%, Maturing July 26, 2016		77	76,484
Buffets, Inc.
Term Loan, 0.11%, Maturing April 22, 2015(5)		26	25,828
Burger King Corporation
Term Loan, 3.75%, Maturing September 28, 2019		565	567,486
CEC Entertainment Concepts, L.P.
Term Loan, 4.25%, Maturing February 14, 2021		125	123,908
Darling International Inc.
Term Loan, 3.50%, Maturing January 6, 2021	EUR	175	234,430
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		203	203,863
Dunkin’ Brands, Inc.
Term Loan, 3.25%, Maturing February 7, 2021		526	517,885
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		466	468,083
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019		118	118,325
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019		619	619,137
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		1,185	944,445
Wendy’s International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019		254	254,030

			$4,196,531

Food/Drug Retailers — 1.8%
Albertson’s, LLC
Term Loan, 4.75%, Maturing March 21, 2019		223	$224,543
Alliance Boots Holdings Limited
Term Loan, 3.56%, Maturing July 10, 2017	EUR	1,000	1,341,801
Term Loan, 3.98%, Maturing July 10, 2017	GBP	300	506,727
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		853	847,534

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
New Albertson’s, Inc.
Term Loan, 4.75%, Maturing June 27, 2021	1,175	$1,179,988
Rite Aid Corporation
Term Loan, 3.50%, Maturing February 21, 2020	446	444,952
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	100	102,100
Supervalu Inc.
Term Loan, 4.50%, Maturing March 21, 2019	990	990,420

		$5,638,065

Health Care — 6.2%
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021	125	$125,469
Term Loan, Maturing April 16, 2021(3)	75	75,281
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017	755	757,705
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	223	222,890
Amneal Pharmaceuticals LLC
Term Loan, 4.75%, Maturing November 1, 2019	99	99,808
Amsurg Corp.
Term Loan, 3.75%, Maturing July 16, 2021	100	100,104
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018	275	276,099
Biomet Inc.
Term Loan, 3.66%, Maturing July 25, 2017	1,143	1,143,970
CHG Buyer Corporation
Term Loan, 4.25%, Maturing November 19, 2019	123	122,925
Community Health Systems, Inc.
Term Loan, 3.48%, Maturing January 25, 2017	372	372,682
Term Loan, 4.25%, Maturing January 27, 2021	1,439	1,444,535
Convatec Inc.
Term Loan, 4.00%, Maturing December 22, 2016	93	93,091
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	550	549,853
DJO Finance LLC
Term Loan, 4.25%, Maturing September 15, 2017	333	333,819
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	401	401,473
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019	649	650,267
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.16%, Maturing February 27, 2021	823	820,302
HCA, Inc.
Term Loan, 2.91%, Maturing March 31, 2017	1,207	1,209,325
Term Loan, 2.98%, Maturing May 1, 2018	782	781,595
Hologic Inc.
Term Loan, 3.25%, Maturing August 1, 2019	298	297,092
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018	315	315,653
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	533	533,922
JLL/Delta Dutch Newco B.V.
Term Loan, 4.25%, Maturing March 11, 2021	400	397,500
Kindred Healthcare, Inc.
Term Loan, 4.00%, Maturing April 9, 2021	250	249,766
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018	928	929,173
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, Maturing March 19, 2021	274	273,284
Term Loan, Maturing July 17, 2021(3)	225	224,062

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	75	$75,192
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	875	877,909
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	121	122,299
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	88	88,474
National Mentor Holdings, Inc.
Term Loan, 4.75%, Maturing January 31, 2021	100	100,207
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019	484	485,108
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	299	299,358
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	550	550,573
Pharmaceutical Product Development LLC
Term Loan, 4.00%, Maturing December 5, 2018	1,345	1,347,632
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	623	621,754
Radnet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018	317	318,161
RegionalCare Hospital Partners, Inc.
Term Loan, 6.00%, Maturing April 19, 2019	375	376,758
Salix Pharmaceuticals, Ltd.
Term Loan, 4.25%, Maturing January 2, 2020	122	122,580
Select Medical Corporation
Term Loan, 3.75%, Maturing June 1, 2018	225	225,000
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 12, 2020	400	397,500
TriZetto Corporation
Term Loan, 4.75%, Maturing May 2, 2018	282	283,261
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 6, 2019	319	318,730

		$19,412,141

Home Furnishings — 0.2%
Serta/Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019	315	$315,671
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020	290	289,863

		$605,534

Industrial Equipment — 1.8%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	547	$540,504
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021	200	201,082
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020	347	346,208
Gemini HDPE LLC
Term Loan, Maturing August 4, 2021(3)	375	375,937
Generac Power Systems, Inc.
Term Loan, 3.25%, Maturing May 31, 2020	319	316,784
Grede Holdings LLC
Term Loan, 4.75%, Maturing June 2, 2021	150	150,813
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021	475	476,707
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022	125	126,146

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Milacron LLC
Term Loan, 4.00%, Maturing March 30, 2020	574	$573,885
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019	96	96,950
Rexnord LLC
Term Loan, 4.00%, Maturing August 21, 2020	844	843,040
Signode Industrial Group US Inc.
Term Loan, 4.00%, Maturing May 1, 2021	250	249,115
Spansion LLC
Term Loan, 3.75%, Maturing December 19, 2019	197	196,809
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 19, 2021	350	351,843
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019	164	164,230
Terex Corporation
Term Loan, 3.50%, Maturing April 28, 2017	744	745,182
Virtuoso US LLC
Term Loan, 4.75%, Maturing February 11, 2021	75	75,046

		$5,830,281

Insurance — 1.5%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019	390	$390,397
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019	912	914,913
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021	149	149,157
Asurion LLC
Term Loan, 5.00%, Maturing May 24, 2019	1,646	1,655,707
Term Loan, 4.25%, Maturing July 8, 2020	173	172,979
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	175	180,906
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020	50	48,324
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019	172	172,089
Hub International Limited
Term Loan, 4.25%, Maturing October 2, 2020	521	520,371
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	469	469,207

		$4,674,050

Leisure Goods/Activities/Movies — 2.9%
Activision Blizzard, Inc.
Term Loan, 3.25%, Maturing October 12, 2020	530	$529,688
Amaya Holdings B.V.
Term Loan, Maturing August 1, 2021(3)	525	520,324
Term Loan - Second Lien, Maturing August 1, 2022(3)	150	151,938
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	444	443,922
Bally Technologies, Inc.
Term Loan, 4.25%, Maturing November 25, 2020	187	187,528
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	641	640,341
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing July 24, 2020	473	471,300
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing April 30, 2019	539	540,780
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020	190	191,627
Equinox Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2020	347	348,176

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	89	$89,268
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	175	174,453
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	504	504,771
Nord Anglia Education Limited
Term Loan, 4.50%, Maturing March 19, 2021	400	400,750
Regal Cinemas, Inc.
Term Loan, 2.68%, Maturing August 23, 2017	1,182	1,183,270
Sabre, Inc.
Term Loan, 4.25%, Maturing February 19, 2019	222	221,325
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	554	546,680
Six Flags Theme Parks, Inc.
Term Loan, 3.50%, Maturing December 20, 2018	600	601,905
SRAM, LLC
Term Loan, 4.00%, Maturing April 10, 2020	349	346,524
Town Sports International Inc.
Term Loan, 4.50%, Maturing November 16, 2020	224	203,726
US Finco LLC
Term Loan, 4.00%, Maturing May 29, 2020	74	74,134
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	174	170,503
Zuffa LLC
Term Loan, 3.75%, Maturing February 25, 2020	566	566,908

		$9,109,841

Lodging and Casinos — 2.1%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017	457	$456,863
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	97	96,994
Caesars Entertainment Operating Company
Term Loan, 6.96%, Maturing March 1, 2017	366	341,612
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020	636	636,787
Four Seasons Holdings Inc.
Term Loan, 3.50%, Maturing June 27, 2020	99	98,893
Term Loan - Second Lien, Maturing December 28, 2020(3)	500	505,625
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020	2,392	2,384,327
La Quinta Intermediate Holdings LLC
Term Loan, 4.00%, Maturing April 14, 2021	192	192,802
Las Vegas Sands LLC
Term Loan, 3.25%, Maturing December 19, 2020	348	347,869
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019	493	490,243
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020	144	144,845
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 6, 2019	99	99,343
RHP Hotel Properties, LP
Term Loan, 3.75%, Maturing January 15, 2021	125	125,586
Scientific Games International, Inc.
Term Loan, 4.25%, Maturing October 18, 2020	647	638,492

		$6,560,281

Nonferrous Metals/Minerals — 0.9%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020	148	$142,015

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Arch Coal Inc.
Term Loan, 6.25%, Maturing May 16, 2018	564	$554,596
Fairmount Minerals Ltd.
Term Loan, 4.50%, Maturing September 5, 2019	372	375,367
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019	249	251,635
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	171	166,715
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	410	410,801
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019	95	95,356
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	150	154,125
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018	681	646,874

		$2,797,484

Oil and Gas — 2.1%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	223	$224,213
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020	307	310,198
Citgo Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	200	201,250
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	181	184,518
Drillships Ocean Ventures Inc.
Term Loan, 5.50%, Maturing July 18, 2021	200	201,375
Energy Transfer Equity, L.P.
Term Loan, 3.25%, Maturing December 2, 2019	325	321,054
Fieldwood Energy LLC
Term Loan, 3.88%, Maturing September 28, 2018	199	199,094
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	175	175,653
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	1,450	1,452,041
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	398	401,467
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	150	149,391
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	86	86,220
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	175	174,813
Seadrill Partners Finco LLC
Term Loan, 4.00%, Maturing February 21, 2021	647	640,703
Seventy Seven Operating LLC
Term Loan, 3.75%, Maturing June 25, 2021	100	100,156
Sheridan Investment Partners II, L.P.
Term Loan, 4.25%, Maturing December 16, 2020	28	28,293
Term Loan, 4.25%, Maturing December 16, 2020	76	75,864
Term Loan, 4.25%, Maturing December 16, 2020	545	545,364
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing September 25, 2019	31	31,047
Term Loan, 4.25%, Maturing September 25, 2019	51	50,830
Term Loan, 4.25%, Maturing October 1, 2019	383	383,596
Tallgrass Operations, LLC
Term Loan, 4.25%, Maturing November 13, 2018	303	303,409
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	320	321,697

		$6,562,246

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Publishing — 1.5%
Ascend Learning, LLC
Term Loan, 6.00%, Maturing July 31, 2019		224	$226,464
Flint Group SA
Term Loan, 5.31%, Maturing December 30, 2016	EUR	685	917,419
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		936	904,818
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021		275	276,461
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018		1,530	1,488,156
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019		127	128,143
Media General, Inc.
Term Loan, 4.25%, Maturing July 31, 2020		186	186,492
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018		140	142,683
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020		75	74,968
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020		173	174,983
Springer Science+Business Media Deutschland GmbH
Term Loan, 5.00%, Maturing August 14, 2020		199	198,779

			$4,719,366

Radio and Television — 1.0%
Clear Channel Communications, Inc.
Term Loan, Maturing July 30, 2019(3)		450	$450,241
Cumulus Media Holdings Inc.
Term Loan, 4.25%, Maturing December 23, 2020		763	765,609
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		127	127,633
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		144	144,737
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		255	253,193
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		125	123,203
Univision Communications Inc.
Term Loan, 4.00%, Maturing March 1, 2020		1,149	1,143,728

			$3,008,344

Retailers (Except Food and Drug) — 2.5%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		340	$342,459
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		447	447,673
Burlington Coat Factory Warehouse Corporation
Term Loan, Maturing July 17, 2021(3)		100	100,000
CDW LLC
Term Loan, 3.25%, Maturing April 29, 2020		370	366,431
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		119	116,109
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		123	122,995
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		198	199,163
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		671	676,912
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		524	512,363

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018	332	$331,132
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021	250	252,342
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020	1,491	1,488,029
Term Loan, 4.00%, Maturing January 28, 2020	175	174,453
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020	771	768,576
Party City Holdings Inc.
Term Loan, 4.00%, Maturing July 27, 2019	271	269,317
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017	734	735,488
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	100	100,250
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018	333	334,287
Term Loan, 4.25%, Maturing August 7, 2019	123	122,959
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019	298	298,003
Visant Corporation
Term Loan, 5.25%, Maturing December 22, 2016	252	250,889

		$8,009,830

Steel — 0.6%
Essar Steel Algoma, Inc.
Term Loan, 10.25%, Maturing September 20, 2014	197	$197,335
FMG Resources (August 2006) Pty Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	1,204	1,202,367
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017	145	145,671
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017	89	88,542
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018	75	73,817
Waupaca Foundry, Inc.
Term Loan, 4.00%, Maturing June 29, 2017	205	205,419

		$1,913,151

Surface Transport — 0.3%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 12, 2018	345	$345,020
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	274	274,741
Swift Transportation Co., LLC
Term Loan, 3.75%, Maturing June 9, 2021	200	200,061

		$819,822

Telecommunications — 1.6%
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	132	$131,586
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020	74	73,924
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	1,650	1,650,000
IPC Systems, Inc.
Term Loan, 6.00%, Maturing November 8, 2020	175	176,094
SBA Senior Finance II LLC
Term Loan, 3.25%, Maturing March 24, 2021	350	346,937
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	242	242,229
Term Loan, 4.00%, Maturing April 23, 2019	336	335,887

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	662	$660,237
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	123	122,705
Term Loan, Maturing January 23, 2020(3)	1,365	1,361,769

		$5,101,368

Utilities — 0.8%
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 3, 2020	198	$194,411
Term Loan, 3.25%, Maturing January 31, 2022	74	73,501
Calpine Corporation
Term Loan, 4.00%, Maturing April 1, 2018	194	194,849
Term Loan, 4.00%, Maturing April 1, 2018	532	534,054
Term Loan, 4.00%, Maturing October 9, 2019	172	172,389
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	183	182,941
EFS Cogen Holdings I LLC
Term Loan, 3.75%, Maturing December 17, 2020	92	92,207
Energy Future Intermediate Holding Co LLC
DIP Loan, 4.25%, Maturing June 19, 2016	300	301,312
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 31, 2019	99	99,372
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	93	93,319
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	575	574,984

		$2,513,339

Total Senior Floating-Rate Interests (identified cost $172,478,224)		$172,225,067

Collateralized Mortgage Obligations — 18.1%
Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29	$1,454	$1,633,957
Series 2167, Class BZ, 7.00%, 6/15/29	1,091	1,253,351
Series 2182, Class ZB, 8.00%, 9/15/29	1,798	2,136,624
Series 2631, (Interest Only), Class DS, 6.948%, 6/15/33(6)(7)	3,161	546,841
Series 2770, (Interest Only), Class SH, 6.948%, 3/15/34(6)(7)	3,529	673,781
Series 2981, (Interest Only), Class CS, 6.568%, 5/15/35(6)(7)	2,094	374,215
Series 3114, (Interest Only), Class TS, 6.498%, 9/15/30(6)(7)	5,057	831,473
Series 3339, (Interest Only), Class JI, 6.438%, 7/15/37(6)(7)	4,173	599,826
Series 3423, (Interest Only), Class SN, 5.978%, 3/15/38(6)(7)	6,378	877,018
Series 3898, Class TS, 5.00%, 4/15/41(7)	743	764,834
Series 4109, (Interest Only), Class ES, 5.998%, 12/15/41(6)(7)	5,712	401,713
Series 4163, (Interest Only), Class GS, 6.048%, 11/15/32(6)(7)	7,025	1,479,723
Series 4169, (Interest Only), Class AS, 6.098%, 2/15/33(6)(7)	4,480	844,982
Series 4180, (Interest Only), Class GI, 3.50%, 8/15/26(6)	5,010	630,112
Series 4203, (Interest Only), Class QS, 6.098%, 5/15/43(6)(7)	4,679	918,771
Series 4273, Class PU, 4.00%, 11/15/43	3,056	3,089,773
Series 4316, (Interest Only), Class JS, 5.948%, 1/15/44(6)(7)	5,344	1,005,946

		$18,062,940

Federal National Mortgage Association:
Series 1989-89, Class H, 9.00%, 11/25/19	$57	$63,814
Series 1991-122, Class N, 7.50%, 9/25/21	241	269,004
Series 1993-84, Class M, 7.50%, 6/25/23	1,839	2,114,853
Series 1994-42, Class K, 6.50%, 4/25/24	555	616,455

Security	Principal Amount (000’s omitted)	Value
Series 1997-28, Class ZA, 7.50%, 4/20/27	$639	$751,516
Series 1997-38, Class N, 8.00%, 5/20/27	564	661,317
Series 2004-46, (Interest Only), Class SI, 5.845%, 5/25/34(6)(7)	3,549	520,129
Series 2005-17, (Interest Only), Class SA, 6.545%, 3/25/35(6)(7)	2,421	466,416
Series 2006-42, (Interest Only), Class PI, 6.435%, 6/25/36(6)(7)	4,603	763,035
Series 2006-44, (Interest Only), Class IS, 6.445%, 6/25/36(6)(7)	3,774	633,475
Series 2006-72, (Interest Only), Class GI, 6.425%, 8/25/36(6)(7)	6,858	1,093,412
Series 2007-50, (Interest Only), Class LS, 6.295%, 6/25/37(6)(7)	3,177	465,832
Series 2007-74, Class AC, 5.00%, 8/25/37	3,618	3,954,188
Series 2008-26, (Interest Only), Class SA, 6.045%, 4/25/38(6)(7)	4,705	744,766
Series 2008-29, (Interest Only), Class CI, 5.00%, 9/25/35(6)	3,374	235,689
Series 2008-61, (Interest Only), Class S, 5.945%, 7/25/38(6)(7)	5,792	930,873
Series 2010-67, (Interest Only), Class SC, 5.645%, 6/25/40(6)(7)	2,017	279,378
Series 2010-99, (Interest Only), Class NS, 6.445%, 3/25/39(6)(7)	6,128	754,679
Series 2010-109, (Interest Only), Class PS, 6.445%, 10/25/40(6)(7)	7,819	1,401,137
Series 2010-119, (Interest Only), Class SK, 5.845%, 4/25/40(6)(7)	3,848	308,470
Series 2010-124, (Interest Only), Class SJ, 5.895%, 11/25/38(6)(7)	4,706	666,507
Series 2010-147, (Interest Only), Class KS, 5.795%, 1/25/41(6)(7)	9,167	1,241,227
Series 2010-150, (Interest Only), Class GS, 6.595%, 1/25/21(6)(7)	6,547	815,137
Series 2010-151, (Interest Only), Class PI, 4.00%, 5/25/28(6)	13,049	789,302
Series 2011-22, (Interest Only), Class IC, 3.50%, 12/25/25(6)	8,812	977,673
Series 2011-49, Class NT, 6.00%, 6/25/41(7)	1,495	1,643,838
Series 2012-52, (Interest Only), Class AI, 3.50%, 8/25/26(6)	10,884	1,034,070
Series 2012-56, (Interest Only), Class SU, 6.595%, 8/25/26(6)(7)	3,920	445,034
Series 2012-150, (Interest Only), Class PS, 5.995%, 1/25/43(6)(7)	9,032	1,738,575
Series 2012-150, (Interest Only), Class SK, 5.995%, 1/25/43(6)(7)	5,039	976,474
Series 2013-6, Class TA, 1.50%, 1/25/43	4,679	4,384,042
Series 2013-23, (Interest Only), Class CS, 6.095%, 3/25/33(6)(7)	4,488	902,115
Series 2013-54, (Interest Only), Class HS, 6.145%, 10/25/41(6)(7)	4,507	780,599
Series 2013-123, Class VS, 11.587%, 9/25/41(7)	545	563,937
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(6)	4,273	936,249
Series 2014-36, (Interest Only), Class ID, 4.00%, 6/25/44(6)	3,880	856,803
Series G-33, Class PT, 7.00%, 10/25/21	477	508,021

		$36,288,041

Government National Mortgage Association:
Series 2010-4, (Interest Only), Class SK, 6.044%, 5/20/35(6)(7)	$2,065	$360,266
Series 2012-50, (Principal Only), Class CO, 0.00%, 8/20/40(8)	245	209,345
Series 2013-24, Class KS, 5.573%, 2/20/43(7)	1,551	1,529,953
Series 2013-124, Class LS, 11.984%, 5/20/41(7)	567	591,904
Series 2013-150, Class SC, 7.609%, 10/16/43(7)	38	38,388

		$2,729,856

Total Collateralized Mortgage Obligations (identified cost $56,314,076)		$57,080,837

Commercial Mortgage-Backed Securities — 5.9%
Security	Principal Amount (000’s omitted)	Value
COMM, Series 2014-KYO, Class D, 2.503%, 6/11/27(9)(10)	$1,000	$1,001,483
ESA, Series 2013-ESH7, Class D7, 5.053%, 12/5/31(9)(11)	1,080	1,134,186
HILT, Series 2013-HLT, Class DFX, 4.407%, 11/5/30(9)	850	876,007
JPMBB, Series 2014-C19, Class D, 4.679%, 4/15/47(9)(11)	1,425	1,346,190
JPMBB, Series 2014-C21, Class D, 4.816%, 8/15/47(9)(11)	650	606,959
JPMCC, Series 2006-CB14, Class A4, 5.481%, 12/12/44(11)	465	486,983
JPMCC, Series 2011-C5, Class D, 5.50%, 8/15/46(9)(11)	1,850	1,969,093
JPMCC, Series 2014-DSTY, Class B, 3.771%, 6/10/27(9)	1,900	1,951,211
UBSC, Series 2011-C1, Class D, 5.875%, 1/10/45(9)(11)	2,000	2,233,162
UBSCM, Series 2012-C1, Class D, 5.535%, 5/10/45(9)(11)	2,000	2,092,927

Security	Principal Amount (000’s omitted)	Value
WFCM, Series 2010-C1, Class C, 5.585%, 11/15/43(9)(11)	$500	$559,823
WFCM, Series 2013-LC12, Class D, 4.303%, 7/15/46(9)(11)	2,000	1,866,379
WF-RBS, Series 2012-C9, Class D, 4.803%, 11/15/45(9)(11)	1,250	1,242,130
WF-RBS, Series 2014-LC14, Class D, 4.586%, 3/15/47(9)(11)	1,150	1,071,390

Total Commercial Mortgage-Backed Securities (identified cost $17,866,555)		$18,437,923

Mortgage Pass-Throughs — 25.3%
Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.879%, with maturity at 2035(12)	$3,416	$3,629,703
5.00%, with various maturities to 2023	2,890	3,083,887
6.00%, with various maturities to 2029	2,568	2,887,724
6.15%, with maturity at 2027	1,001	1,136,425
6.50%, with various maturities to 2032	8,250	9,248,072
7.00%, with various maturities to 2035	4,729	5,496,899
7.50%, with various maturities to 2035	2,192	2,570,630
8.00%, with various maturities to 2032	2,140	2,502,096
8.50%, with various maturities to 2031	2,548	3,025,449
9.00%, with maturity at 2031	220	253,163
9.50%, with various maturities to 2022	120	134,410
11.50%, with maturity at 2019	30	31,316

		$33,999,774

Federal National Mortgage Association:
5.00%, with various maturities to 2040	$5,015	$5,549,763
5.463%, with maturity at 2037(12)	1,100	1,154,045
5.50%, with various maturities to 2033	3,287	3,662,771
6.00%, with maturity at 2023	2,065	2,285,770
6.32%, with maturity at 2032(12)	1,422	1,578,891
6.50%, with various maturities to 2036	4,814	5,408,069
7.00%, with various maturities to 2033	7,444	8,628,857
7.50%, with various maturities to 2031	5,058	5,906,296
8.00%, with various maturities to 2029	1,362	1,610,861
8.50%, with various maturities to 2027	212	245,156
9.00%, with various maturities to 2029	587	696,823
9.50%, with maturity at 2014	1	734
10.00%, with various maturities to 2031	451	516,078

		$37,244,114

Government National Mortgage Association:
7.50%, with maturity at 2025	$2,401	$2,787,504
8.00%, with various maturities to 2027	2,967	3,549,964
9.00%, with various maturities to 2026	1,485	1,824,555
9.50%, with maturity at 2025	178	204,367
11.00%, with maturity at 2018	87	95,121

		$8,461,511

Total Mortgage Pass-Throughs (identified cost $74,826,783)		$79,705,399

Asset-Backed Securities — 2.6%
Security	Principal Amount (000’s omitted)	Value
AH4R, Series 2014-SFR1, Class C, 2.00%, 6/17/31(9)(10)	$200	$200,003
AH4R, Series 2014-SFR1, Class D, 2.35%, 6/17/31(9)(10)	825	823,607
CAH, Series 2014-1A, Class C, 2.10%, 5/17/31(9)(10)	760	761,819
Centurion CDO IX Ltd., Series 2005-9A, Class D1, 4.983%, 7/17/19(9)(10)	500	485,729

Security	Principal Amount (000’s omitted)		Value
Invitation Homes Trust, Series 2013-SFR1, Class D, 2.40%, 12/17/30(9)(10)		$550	$549,233
Invitation Homes Trust, Series 2014-SFR1, Class D, 2.756%, 6/17/31(9)(10)		1,220	1,231,356
OMFIT, Series 2014-1A, Class A, 2.43%, 6/18/24(9)		700	702,128
OMFIT, Series 2014-1A, Class B, 3.24%, 6/18/24(9)		800	802,880
SBY, Series 2014-1, Class C, 2.206%, 9/17/31(9)(10)(13)		2,000	2,000,462
SRFC, Series 2014-1A, Class B, 2.42%, 3/20/30(9)		488	484,943

Total Asset-Backed Securities (identified cost $8,033,641)			$8,042,160

Corporate Bonds & Notes — 1.1%

Security	Principal Amount (000’s omitted)		Value
Chemicals and Plastics — 0.1%
Ineos Finance PLC
7.50%, 5/1/20(9)		$150	$161,250

			$161,250

Financial Intermediaries — 0.1%
First Data Corp.
6.75%, 11/1/20(9)		$163	$172,780

			$172,780

Food Products — 0.5%
Stretford 79 PLC
4.807%, 7/15/20(9)(10)		$1,000	$1,679,858

			$1,679,858

Health Care — 0.1%
Community Health Systems, Inc.
5.125%, 8/15/18		$425	$436,688

			$436,688

Lodging and Casinos — 0.1%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20		$350	$308,000

			$308,000

Utilities — 0.2%
Calpine Corp.
7.875%, 1/15/23(9)		$539	$588,857

			$588,857

Total Corporate Bonds & Notes (identified cost $3,339,685)			$3,347,433

Foreign Corporate Bonds — 0.2%

Security	Principal Amount (000’s omitted)		Value
Supranational — 0.2%
International Bank for Reconstruction & Development
3.40%, 4/15/17(14)	UYU	16,813	$739,812

			$739,812

Total Foreign Corporate Bonds (identified cost $749,088)			$739,812

Foreign Government Bonds — 10.1%

Security	Principal Amount (000’s omitted)		Value
Bangladesh — 1.4%
Bangladesh Treasury Bond, 11.30%, 3/7/17	BDT	50,000	$677,302
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	60,000	815,594
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	107,500	1,468,896
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	20,000	273,697
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	30,000	410,208
Bangladesh Treasury Bond, 11.55%, 10/3/17	BDT	29,900	409,163
Bangladesh Treasury Bond, 11.70%, 4/3/18	BDT	27,400	377,322

Total Bangladesh			$4,432,182

Costa Rica — 0.2%
Costa Rica Titulos de Propiedad Bond, 10.58%, 6/22/16	CRC	255,000	$499,615

Total Costa Rica			$499,615

Dominican Republic — 1.0%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(9)	DOP	11,940	$290,204
Dominican Republic International Bond, 11.50%, 5/10/24(9)	DOP	15,000	367,437
Dominican Republic International Bond, 14.00%, 4/30/21(9)	DOP	6,700	174,311
Dominican Republic International Bond, 14.50%, 2/10/23(9)	DOP	1,800	48,494
Dominican Republic International Bond, 14.50%, 2/10/23(15)	DOP	21,000	565,764
Dominican Republic International Bond, 15.95%, 6/4/21(9)	DOP	9,000	267,348
Dominican Republic International Bond, 18.50%, 2/4/28(9)	DOP	800	26,180
Dominican Republic International Bond, 18.50%, 2/4/28(15)	DOP	42,400	1,387,517

Total Dominican Republic			$3,127,255

Georgia — 0.1%
Georgia Treasury Bond, 6.10%, 3/7/15	GEL	624	$364,067

Total Georgia			$364,067

Iceland — 0.6%
Republic of Iceland, 6.25%, 2/5/20	ISK	40,605	$302,924
Republic of Iceland, 7.25%, 10/26/22	ISK	48,077	372,153
Republic of Iceland, 8.75%, 2/26/19	ISK	136,035	1,121,519

Total Iceland			$1,796,596

Jordan — 0.2%
Jordan Government Bond, 7.387%, 8/30/14	JOD	400	$567,219

Total Jordan			$567,219

Lebanon — 0.2%
Lebanon Treasury Note, 6.50%, 4/2/15	LBP	212,010	$141,541
Lebanon Treasury Note, 6.50%, 5/28/15	LBP	169,890	113,603
Lebanon Treasury Note, 8.38%, 8/28/14	LBP	834,140	552,995

Total Lebanon			$808,139

Philippines — 1.3%
Republic of the Philippines, 4.95%, 1/15/21	PHP	63,000	$1,572,046
Republic of the Philippines, 6.25%, 1/14/36	PHP	85,000	2,141,639
Republic of the Philippines, 9.125%, 9/4/16	PHP	14,990	390,950

Total Philippines			$4,104,635

Security	Principal Amount (000’s omitted)		Value
Romania — 0.3%
Romania Government Bond, 5.90%, 7/26/17	RON	2,520	$829,323

Total Romania			$829,323

Serbia — 0.9%
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	8,310	$96,313
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	60,770	705,762
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	21,800	251,824
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	46,800	536,365
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	18,760	214,437
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	22,180	249,318
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	61,800	730,164

Total Serbia			$2,784,183

Sri Lanka — 0.2%
Sri Lanka Government Bond, 7.50%, 8/15/18	LKR	22,040	$169,392
Sri Lanka Government Bond, 8.50%, 11/1/15	LKR	52,650	412,057
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	22,040	175,184

Total Sri Lanka			$756,633

Turkey — 0.3%
Turkey Government Bond, 6.50%, 1/7/15	TRY	1,965	$913,448

Total Turkey			$913,448

Uganda — 0.2%
Uganda Government Bond, 14.125%, 12/1/16	UGX	1,019,100	$394,680
Uganda Government Bond, 14.625%, 11/1/18	UGX	1,000,900	395,634

Total Uganda			$790,314

Uruguay — 1.2%
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	23,410	$875,422
Monetary Regulation Bill, 0.00%, 10/8/15	UYU	11,400	419,388
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	1,000	35,636
Monetary Regulation Bill, 0.00%, 4/21/16	UYU	3,460	119,538
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(14)	UYU	53,621	2,219,196

Total Uruguay			$3,669,180

Vietnam — 2.0%
Vietnam Government Bond, 5.60%, 4/15/16	VND	86,922,900	$4,132,554
Vietnam Government Bond, 8.20%, 3/15/15	VND	20,000,000	963,612
Vietnam Government Bond, 9.10%, 12/15/14	VND	13,799,200	661,472
Vietnam Government Bond, 9.30%, 11/15/14	VND	13,703,000	654,866

Total Vietnam			$6,412,504

Total Foreign Government Bonds (identified cost $31,629,828)			$31,855,293

U.S. Treasury Obligations — 3.1%
Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Note, 1.75%, 5/15/22(16)		$10,000	$9,573,440

Total U.S. Treasury Obligations (identified cost $9,871,476)			$9,573,440

Common Stocks — 0.4%

Security	Shares		Value
Affinity Gaming, LLC(5)(17)(18)		23,498	$223,232
Buffets Restaurants Holdings, Inc.(5)(17)(18)		10,672	64,032
Dayco Products, LLC(17)		8,898	489,390
Euramax International, Inc.(17)(18)		234	40,898
ION Media Networks, Inc.(5)(17)		1,357	412,392
MediaNews Group, Inc.(17)(18)		3,023	92,201

Total Common Stocks (identified cost $406,034)			$1,322,145

Short-Term Investments — 14.8%

Foreign Government Securities — 11.8%

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.2%
Georgia Treasury Bill, 0.00%, 2/19/15	GEL	1,110	$627,068

Total Georgia			$627,068

Kenya — 1.8%
Kenya Treasury Bill, 0.00%, 9/22/14	KES	10,400	$117,120
Kenya Treasury Bill, 0.00%, 3/2/15	KES	168,000	1,809,101
Kenya Treasury Bill, 0.00%, 4/13/15	KES	261,000	2,778,990
Kenya Treasury Bill, 0.00%, 4/27/15	KES	87,300	926,028

Total Kenya			$5,631,239

Lebanon — 2.0%
Lebanon Treasury Bill, 0.00%, 10/9/14	LBP	1,561,500	$1,024,272
Lebanon Treasury Bill, 0.00%, 11/6/14	LBP	729,860	477,100
Lebanon Treasury Bill, 0.00%, 11/20/14	LBP	427,700	279,039
Lebanon Treasury Bill, 0.00%, 12/4/14	LBP	362,200	235,831
Lebanon Treasury Bill, 0.00%, 12/18/14	LBP	1,852,400	1,203,611
Lebanon Treasury Bill, 0.00%, 1/1/15	LBP	945,600	613,095
Lebanon Treasury Bill, 0.00%, 6/11/15	LBP	3,918,700	2,479,905

Total Lebanon			$6,312,853

Malaysia — 1.5%
Bank Negara Monetary Note, 0.00%, 9/11/14	MYR	15,374	$4,794,687

Total Malaysia			$4,794,687

Mauritius — 0.6%
Mauritius Treasury Bill, 0.00%, 9/19/14	MUR	52,200	$1,708,873

Total Mauritius			$1,708,873

Security	Principal Amount (000’s omitted)		Value
Nigeria — 1.0%
Nigeria Treasury Bill, 0.00%, 11/6/14	NGN	311,100	$1,870,949
Nigeria Treasury Bill, 0.00%, 12/4/14	NGN	222,300	1,326,691

Total Nigeria			$3,197,640

Philippines — 0.5%
Philippine Treasury Bill, 0.00%, 10/8/14	PHP	39,780	$912,756
Philippine Treasury Bill, 0.00%, 1/7/15	PHP	30,930	706,387

Total Philippines			$1,619,143

Serbia — 1.3%
Serbia Treasury Bill, 0.00%, 1/9/15	RSD	68,210	$755,925
Serbia Treasury Bill, 0.00%, 1/29/15	RSD	17,000	187,539
Serbia Treasury Bill, 0.00%, 2/26/15	RSD	36,670	401,891
Serbia Treasury Bill, 0.00%, 3/12/15	RSD	212,260	2,318,549
Serbia Treasury Bill, 0.00%, 6/4/15	RSD	30,830	330,002

Total Serbia			$3,993,906

Sri Lanka — 2.3%
Sri Lanka Treasury Bill, 0.00%, 10/3/14	LKR	59,530	$452,345
Sri Lanka Treasury Bill, 0.00%, 10/10/14	LKR	28,950	219,717
Sri Lanka Treasury Bill, 0.00%, 10/31/14	LKR	76,190	576,209
Sri Lanka Treasury Bill, 0.00%, 11/7/14	LKR	41,180	311,051
Sri Lanka Treasury Bill, 0.00%, 12/19/14	LKR	83,190	623,513
Sri Lanka Treasury Bill, 0.00%, 1/2/15	LKR	9,310	69,603
Sri Lanka Treasury Bill, 0.00%, 2/20/15	LKR	47,590	352,789
Sri Lanka Treasury Bill, 0.00%, 2/27/15	LKR	50,450	373,477
Sri Lanka Treasury Bill, 0.00%, 3/6/15	LKR	87,750	648,726
Sri Lanka Treasury Bill, 0.00%, 3/13/15	LKR	52,790	389,781
Sri Lanka Treasury Bill, 0.00%, 3/27/15	LKR	126,930	934,857
Sri Lanka Treasury Bill, 0.00%, 4/17/15	LKR	294,100	2,158,360
Sri Lanka Treasury Bill, 0.00%, 6/26/15	LKR	32,360	234,500

Total Sri Lanka			$7,344,928

Uganda — 0.2%
Uganda Treasury Bill, 0.00%, 2/19/15	UGX	2,026,900	$728,837

Total Uganda			$728,837

Uruguay — 0.1%
Monetary Regulation Bill, 0.00%, 8/29/14	UYU	3,921	$167,641
Monetary Regulation Bill, 0.00%, 10/15/14	UYU	469	19,697
Monetary Regulation Bill, 0.00%, 2/20/15	UYU	3,240	129,787

Total Uruguay			$317,125

Zambia — 0.3%
Zambia Treasury Bill, 0.00%, 9/8/14	ZMW	810	$131,099
Zambia Treasury Bill, 0.00%, 9/22/14	ZMW	2,360	380,737
Zambia Treasury Bill, 0.00%, 6/15/15	ZMW	2,290	314,826

Total Zambia			$826,662

Total Foreign Government Securities (identified cost $37,340,119)			$37,102,961

U.S. Treasury Obligations — 0.9%
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 10/9/14(16)	$3,000	$2,999,970

Total U.S. Treasury Obligations (identified cost $2,999,844)		$2,999,970

Other — 2.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(19)	$6,522	$6,521,602

Total Other (identified cost $6,521,602)		$6,521,602

Total Short-Term Investments (identified cost $46,861,565)		$46,624,533

Total Investments — 136.3% (identified cost $422,376,955)		$428,954,042

Less Unfunded Loan Commitments — (0.1)%		$(267,119)

Net Investments — 136.2% (identified cost $422,109,836)		$428,686,923

Other Assets, Less Liabilities — (36.2)%		$(113,823,265)

Net Assets — 100.0%		$314,863,658

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AH4R	-	American Homes 4 Rent

CAH	-	Colony American Homes

COMM	-	Commercial Mortgage Trust

DIP	-	Debtor In Possession

ESA	-	Extended Stay America Trust

HILT	-	Hilton USA Trust

JPMBB	-	JPMBB Commercial Mortgage Securities Trust

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Trust

OMFIT	-	OneMain Financial Issuance Trust

SBY	-	Silver Bay Realty Trust

SRFC	-	Sierra Receivables Funding Co., LLC

UBSC	-	UBS-Citigroup Commercial Mortgage Trust

UBSCM	-	UBS Commercial Mortgage Trust

WFCM	-	Wells Fargo Commercial Mortgage Trust

WF-RBS	-	WF-RBS Commercial Mortgage Trust

BDT	-	Bangladesh Taka

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

ISK	-	Icelandic Krona

JOD	-	Jordanian Dinar

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MUR	-	Mauritian Rupee

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

ZMW	-	Zambian Kwacha

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Amount is less than 0.05%.

(3)	This Senior Loan will settle after July 31, 2014, at which time the interest rate will be determined.

(4)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(7)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2014.

(8)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(9)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2014, the aggregate value of these securities is $29,769,819 or 9.5% of the Fund’s net assets.

(10)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2014.

(11)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2014.

(12)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2014.

(13)	When-issued security.

(14)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(15)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2014, the aggregate value of these securities is $1,953,281 or 0.6% of the Fund’s net assets.

(16)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(17)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(18)	Non-income producing.

(19)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $7,572.

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EVG Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2014 were $1,437,654 or 0.5% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

A summary of open financial instruments at July 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/4/14	Chilean Peso 799,383,290	United States Dollar 1,401,198	Citibank NA	$3,748	$—	$3,748
8/4/14	Peruvian New Sol 17,967,000	United States Dollar 6,434,020	BNP Paribas	19,525	—	19,525
8/4/14	United States Dollar 1,413,837	Chilean Peso 799,383,290	Citibank NA	—	(16,387)	(16,387)
8/4/14	United States Dollar 6,438,631	Peruvian New Sol 17,967,000	Bank of America	—	(24,136)	(24,136)
8/5/14	Euro 4,635,990	Romanian Leu 20,739,100	Bank of America	64,168	—	64,168
8/6/14	Euro 1,782,643	United States Dollar 2,473,061	Deutsche Bank	85,997	—	85,997
8/6/14	United States Dollar 1,234,120	Euro 911,040	Deutsche Bank	—	(14,184)	(14,184)
8/6/14	United States Dollar 359,061	Paraguayan Guarani 1,698,000,000	Citibank NA	35,982	—	35,982
8/6/14	United States Dollar 168,868	Philippine Peso 7,364,000	Bank of America	367	—	367
8/6/14	United States Dollar 130,251	Philippine Peso 5,680,000	Citibank NA	283	—	283
8/6/14	United States Dollar 153,710	Philippine Peso 6,703,000	Goldman Sachs International	334	—	334
8/6/14	United States Dollar 150,798	Philippine Peso 6,576,000	Standard Chartered Bank	328	—	328
8/8/14	New Turkish Lira 3,340,000	United States Dollar 1,554,862	Standard Chartered Bank	—	(1,475)	(1,475)
8/8/14	United States Dollar 7,822,980	New Turkish Lira 16,749,000	Standard Chartered Bank	—	(18,459)	(18,459)
8/11/14	United States Dollar 2,385,367	Yuan Offshore Renminbi 14,821,000	Citibank NA	11,384	—	11,384

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/12/14	United States Dollar 1,023,992	Indian Rupee 62,429,000	Deutsche Bank	$4,734	$—	$4,734
8/12/14	United States Dollar 1,177,104	Indian Rupee 71,746,000	Goldman Sachs International	5,151	—	5,151
8/12/14	United States Dollar 1,448,101	Mexican Peso 18,902,060	Standard Chartered Bank	—	(19,144)	(19,144)
8/13/14	Euro 6,877,040	United States Dollar 9,467,346	UBS AG	258,385	—	258,385
8/13/14	United States Dollar 220,110	Euro 160,686	BNP Paribas	—	(4,937)	(4,937)
8/13/14	United States Dollar 577,279	Euro 419,003	Standard Chartered Bank	—	(16,197)	(16,197)
8/13/14	United States Dollar 249,230	Paraguayan Guarani 1,133,000,000	Citibank NA	14,317	—	14,317
8/14/14	United States Dollar 2,449,955	Indonesian Rupiah 27,831,494,048	Barclays Bank PLC	—	(66,200)	(66,200)
8/18/14	Euro 2,712,617	Polish Zloty 11,278,724	BNP Paribas	—	(21,082)	(21,082)
8/18/14	Euro 2,482,091	Polish Zloty 10,320,224	Citibank NA	—	(19,290)	(19,290)
8/20/14	Indonesian Rupiah 4,962,396,000	United States Dollar 426,359	Standard Chartered Bank	3,697	—	3,697
8/21/14	Euro 42,635	United States Dollar 57,866	Bank of America	772	—	772
8/21/14	Euro 21,315	United States Dollar 28,977	Bank of America	433	—	433
8/21/14	Euro 21,124	United States Dollar 28,550	Bank of America	263	—	263
8/25/14	Euro 894,321	United States Dollar 1,219,259	Bank of America	21,640	—	21,640
8/25/14	Euro 113,122	United States Dollar 154,212	Goldman Sachs International	2,726	—	2,726
8/27/14	Argentine Peso 921,000	United States Dollar 105,257	Bank of America	—	(3,540)	(3,540)
8/27/14	Argentine Peso 779,000	United States Dollar 87,627	Bank of America	—	(4,397)	(4,397)
8/27/14	United States Dollar 179,894	Argentine Peso 1,700,000	Bank of America	20,926	—	20,926
8/28/14	United States Dollar 984,086	Indian Rupee 58,870,000	BNP Paribas	—	(19,197)	(19,197)
8/28/14	United States Dollar 1,019,190	Indian Rupee 60,970,000	JPMorgan Chase Bank	—	(19,882)	(19,882)
8/28/14	United States Dollar 1,081,151	Indian Rupee 64,682,000	Standard Chartered Bank	—	(21,002)	(21,002)
8/29/14	Euro 3,455,003	United States Dollar 4,697,007	Goldman Sachs International	70,223	—	70,223
9/3/14	United States Dollar 1,687,261	Brazilian Real 3,796,000	Standard Chartered Bank	—	(28,772)	(28,772)
9/4/14	Euro 3,495,523	British Pound Sterling 2,842,000	Deutsche Bank	115,818	—	115,818
9/4/14	Euro 1,096,231	British Pound Sterling 877,000	Morgan Stanley & Co. International PLC	12,220	—	12,220
9/8/14	Argentine Peso 1,859,000	United States Dollar 206,785	Bank of America	—	(9,544)	(9,544)
9/8/14	United States Dollar 196,097	Argentine Peso 1,859,000	Bank of America	20,232	—	20,232
9/9/14	Zambian Kwacha 541,000	United States Dollar 90,453	Standard Bank	4,053	—	4,053
9/9/14	Zambian Kwacha 250,000	United States Dollar 41,806	Standard Chartered Bank	1,880	—	1,880

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/11/14	United States Dollar 2,756,668	New Zealand Dollar 3,153,000	Bank of America	$—	$(88,102)	$(88,102)
9/12/14	Euro 1,266,709	United States Dollar 1,716,454	Citibank NA	20,058	—	20,058
9/15/14	Euro 3,476,151	Norwegian Krone 28,306,300	Deutsche Bank	—	(159,229)	(159,229)
9/15/14	Norwegian Krone 19,375,300	Euro 2,298,157	Citibank NA	213	—	213
9/15/14	Norwegian Krone 8,931,000	Euro 1,065,982	Deutsche Bank	9,006	—	9,006
9/15/14	United States Dollar 394,186	Azerbaijani Manat 320,000	VTB Capital PLC	12,370	—	12,370
9/16/14	South Korean Won 266,726,000	United States Dollar 261,317	Standard Chartered Bank	3,576	—	3,576
9/16/14	United States Dollar 4,204,080	South Korean Won 4,295,729,000	Bank of America	—	(53,066)	(53,066)
9/16/14	United States Dollar 302,152	Zambian Kwacha 1,980,000	Barclays Bank PLC	12,729	—	12,729
9/23/14	United States Dollar 296,000	Zambian Kwacha 1,887,000	Barclays Bank PLC	2,832	—	2,832
9/23/14	Zambian Kwacha 1,227,000	United States Dollar 206,218	Barclays Bank PLC	11,907	—	11,907
9/23/14	Zambian Kwacha 1,077,000	United States Dollar 176,847	Barclays Bank PLC	6,290	—	6,290
9/24/14	Euro 449,322	United States Dollar 608,577	Deutsche Bank	6,815	—	6,815
9/24/14	Kenyan Shilling 10,400,000	United States Dollar 116,939	Standard Bank	—	(400)	(400)
9/29/14	United States Dollar 2,406,208	Israeli Shekel 8,227,282	BNP Paribas	—	(3,607)	(3,607)
9/29/14	United States Dollar 6,396,226	Peruvian New Sol 17,967,000	BNP Paribas	—	(23,290)	(23,290)
9/30/14	British Pound Sterling 1,000,000	United States Dollar 1,713,406	Goldman Sachs International	25,892	—	25,892
9/30/14	British Pound Sterling 191,978	United States Dollar 326,536	HSBC Bank USA	2,571	—	2,571
9/30/14	Euro 469,354	United States Dollar 638,896	HSBC Bank USA	10,293	—	10,293
9/30/14	Euro 296,625	United States Dollar 402,632	State Street Bank and Trust Co.	5,364	—	5,364
10/3/14	Sri Lankan Rupee 82,572,000	United States Dollar 626,685	Standard Chartered Bank	—	(4,965)	(4,965)
10/9/14	United States Dollar 632,724	Azerbaijani Manat 512,000	VTB Capital PLC	15,952	—	15,952
10/9/14	United States Dollar 147,239	Azerbaijani Manat 120,000	VTB Capital PLC	4,794	—	4,794
10/9/14	United States Dollar 122,775	Azerbaijani Manat 100,000	VTB Capital PLC	3,920	—	3,920
10/14/14	United States Dollar 3,166,041	Colombian Peso 5,955,323,000	Citibank NA	—	(16,576)	(16,576)
10/14/14	United States Dollar 1,031,680	Indian Rupee 62,623,000	Standard Chartered Bank	—	(13,863)	(13,863)
10/17/14	United States Dollar 753,094	Singapore Dollar 935,000	Barclays Bank PLC	—	(3,584)	(3,584)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
10/22/14	United States Dollar 4,394,211	Indonesian Rupiah 51,961,547,000	BNP Paribas	$—	$(67,327)	$(67,327)
10/24/14	United States Dollar 2,436,358	Singapore Dollar 3,020,000	Deutsche Bank	—	(15,473)	(15,473)
10/28/14	United States Dollar 3,272,909	Mexican Peso 42,664,000	Citibank NA	—	(65,250)	(65,250)
10/31/14	British Pound Sterling 404,924	United States Dollar 685,599	HSBC Bank USA	2,475	—	2,475
10/31/14	Euro 69,220	United States Dollar 92,842	Goldman Sachs International	124	—	124
10/31/14	United States Dollar 410,146	New Zealand Dollar 485,840	Australia and New Zealand Banking Group Limited	—	(935)	(935)
11/3/14	United States Dollar 1,390,232	Chilean Peso 799,383,290	Citibank NA	—	(5,237)	(5,237)
12/9/14	Ghanaian Cedi 1,184,000	United States Dollar 431,330	Citibank NA	119,811	—	119,811
12/9/14	Ghanaian Cedi 1,175,000	United States Dollar 431,193	Standard Bank	122,042	—	122,042
12/9/14	Ghanaian Cedi 1,183,000	United States Dollar 431,358	Standard Bank	120,102	—	120,102
12/9/14	United States Dollar 395,550	Ghanaian Cedi 1,184,000	Citibank NA	—	(84,031)	(84,031)
12/9/14	United States Dollar 787,759	Ghanaian Cedi 2,358,000	Standard Bank	—	(167,352)	(167,352)
12/12/14	Ghanaian Cedi 1,196,000	United States Dollar 431,146	Standard Bank	117,124	—	117,124
12/12/14	United States Dollar 398,999	Ghanaian Cedi 1,196,000	Standard Bank	—	(84,977)	(84,977)
12/19/14	Ghanaian Cedi 1,203,000	United States Dollar 431,183	Standard Bank	116,847	—	116,847
12/19/14	United States Dollar 400,000	Ghanaian Cedi 1,203,000	Standard Bank	—	(85,664)	(85,664)
1/12/15	United States Dollar 117,024	Ugandan Shilling 320,060,000	Citibank NA	782	—	782
1/12/15	United States Dollar 683,978	Ugandan Shilling 1,867,261,000	Standard Chartered Bank	3,310	—	3,310
2/5/15	United States Dollar 1,563,096	Kazakhstani Tenge 259,474,000	Deutsche Bank	—	(190,263)	(190,263)
2/6/15	United States Dollar 483,871	Uruguayan Peso 12,000,000	Citibank NA	7,063	—	7,063
2/13/15	United States Dollar 513,078	Uruguayan Peso 12,750,000	Citibank NA	7,389	—	7,389
2/23/15	Argentine Peso 1,000,000	United States Dollar 96,432	Citibank NA	—	(2,173)	(2,173)
2/23/15	Argentine Peso 1,000,000	United States Dollar 96,395	Citibank NA	—	(2,210)	(2,210)
2/23/15	Argentine Peso 1,000,000	United States Dollar 95,831	Citibank NA	—	(2,773)	(2,773)
2/23/15	United States Dollar 258,621	Argentine Peso 3,000,000	Citibank NA	37,193	—	37,193
2/24/15	Argentine Peso 770,000	United States Dollar 73,734	Citibank NA	—	(2,137)	(2,137)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/24/15	Argentine Peso 1,230,000	United States Dollar 117,613	Citibank NA	$—	$(3,583)	$(3,583)
2/24/15	United States Dollar 172,414	Argentine Peso 2,000,000	Citibank NA	24,653	—	24,653
2/25/15	Argentine Peso 1,000,000	United States Dollar 95,547	Citibank NA	—	(2,915)	(2,915)
2/25/15	Argentine Peso 2,000,000	United States Dollar 192,604	Citibank NA	—	(4,322)	(4,322)
2/25/15	Argentine Peso 2,000,000	United States Dollar 191,681	Citibank NA	—	(5,245)	(5,245)
2/25/15	United States Dollar 432,900	Argentine Peso 5,000,000	Citibank NA	59,414	—	59,414
3/5/15	Kenyan Shilling 62,297,000	United States Dollar 674,940	JPMorgan Chase Bank	—	(5,206)	(5,206)
3/12/15	Russian Ruble 30,380,000	United States Dollar 777,181	Bank of America	—	(28,359)	(28,359)
3/12/15	United States Dollar 772,144	Russian Ruble 30,380,000	Credit Suisse International	33,396	—	33,396
3/13/15	Euro 256,884	Serbian Dinar 32,560,000	Citibank NA	13,933	—	13,933
4/30/15	United States Dollar 710,900	Uruguayan Peso 18,000,000	Citibank NA	6,697	—	6,697
6/11/15	United States Dollar 309,444	Zambian Kwacha 2,310,000	Standard Chartered Bank	13,249	—	13,249
6/12/15	United States Dollar 191,934	Zambian Kwacha 1,404,000	Citibank NA	4,106	—	4,106
6/12/15	United States Dollar 127,284	Zambian Kwacha 906,900	Citibank NA	—	(654)	(654)
6/12/15	United States Dollar 310,948	Zambian Kwacha 2,186,900	Citibank NA	—	(5,591)	(5,591)
6/15/15	United States Dollar 2,369,549	Ugandan Shilling 6,570,760,006	Citibank NA	—	(60,050)	(60,050)
6/17/15	United States Dollar 307,517	Zambian Kwacha 2,265,000	Standard Chartered Bank	8,026	—	8,026
6/18/15	United States Dollar 421,527	Zambian Kwacha 3,084,300	Standard Chartered Bank	7,959	—	7,959
6/18/15	United States Dollar 179,806	Zambian Kwacha 1,311,000	Standard Chartered Bank	2,750	—	2,750
6/25/15	United States Dollar 598,298	Zambian Kwacha 4,253,900	Barclays Bank PLC	—	(7,826)	(7,826)
7/24/15	United States Dollar 624,387	Azerbaijani Manat 509,000	Standard Bank	—	(841)	(841)

				$1,762,613	$(1,594,901)	$167,712

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	HUF	139,000	Pays	6-month HUF BUBOR	5.13%	12/21/16	$50,027
Bank of America	PLN	838	Pays	6-month PLN WIBOR	4.34	7/30/17	13,060
Bank of America	PLN	838	Receives	6-month PLN WIBOR	3.35	7/30/17	(5,509)
Bank of America	PLN	2,560	Pays	6-month PLN WIBOR	3.83	11/14/17	47,357
Bank of America	PLN	2,560	Receives	6-month PLN WIBOR	3.61	11/14/17	(40,228)
Bank of America	PLN	2,900	Receives	6-month PLN WIBOR	3.52	11/16/17	(42,282)
Barclays Bank PLC	PLN	2,900	Pays	6-month PLN WIBOR	3.81	11/16/17	52,830
Barclays Bank PLC	PLN	4,890	Pays	6-month PLN WIBOR	3.82	11/19/17	90,015
Barclays Bank PLC	PLN	4,890	Receives	6-month PLN WIBOR	3.53	11/19/17	(71,956)

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
BNP Paribas	PLN	2,147	Pays	6-month PLN WIBOR	4.25%	8/7/17	$51,959
BNP Paribas	PLN	2,147	Receives	6-month PLN WIBOR	3.60	8/7/17	(34,896)
BNP Paribas	PLN	400	Pays	6-month PLN WIBOR	3.85	11/13/17	7,500
BNP Paribas	PLN	400	Receives	6-month PLN WIBOR	3.38	11/13/17	(5,199)
Citibank NA	PLN	2,130	Pays	6-month PLN WIBOR	3.82	11/19/17	38,973
Citibank NA	PLN	2,130	Receives	6-month PLN WIBOR	3.60	11/19/17	(33,229)
Credit Suisse International	HUF	80,000	Pays	6-month HUF BUBOR	5.12	1/16/17	28,584
Credit Suisse International	HUF	80,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(53,587)
Deutsche Bank	PLN	550	Pays	6-month PLN WIBOR	3.79	11/16/17	9,884
Deutsche Bank	PLN	550	Receives	6-month PLN WIBOR	3.60	11/16/17	(8,585)
JPMorgan Chase Bank	HUF	139,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(88,807)
JPMorgan Chase Bank	HUF	82,000	Pays	6-month HUF BUBOR	5.09	1/20/17	28,897
JPMorgan Chase Bank	HUF	82,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(56,057)

							$(21,249)

HUF	-	Hungarian Forint

PLN	-	Polish Zloty

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
China	Bank of America	$500	1.00	%(1)	3/20/17	$(9,053)	$(7,869)	$(16,922)
China	Barclays Bank PLC	863	1.00	(1)	3/20/17	(15,626)	(12,360)	(27,986)
China	Deutsche Bank	316	1.00	(1)	3/20/17	(5,722)	(4,301)	(10,023)
China	Deutsche Bank	369	1.00	(1)	3/20/17	(6,682)	(5,022)	(11,704)
Croatia	BNP Paribas	870	1.00	(1)	12/20/17	28,907	(39,702)	(10,795)
Croatia	Citibank NA	1,500	1.00	(1)	12/20/17	49,840	(67,633)	(17,793)
Egypt	Bank of America	1,400	1.00	(1)	9/20/15	19,452	(15,241)	4,211
Egypt	Citibank NA	300	1.00	(1)	6/20/20	33,458	(19,582)	13,876
Egypt	Deutsche Bank	350	1.00	(1)	6/20/20	39,034	(22,954)	16,080
Egypt	Deutsche Bank	300	1.00	(1)	6/20/20	33,458	(17,412)	16,046
Egypt	Deutsche Bank	300	1.00	(1)	6/20/20	33,457	(19,701)	13,756
Guatemala	Citibank NA	1,286	1.00	(1)	9/20/20	97,072	(60,625)	36,447
Lebanon	Barclays Bank PLC	500	1.00	(1)	12/20/14	(255)	(2,974)	(3,229)
Lebanon	Barclays Bank PLC	100	1.00	(1)	3/20/15	(9)	(910)	(919)
Lebanon	Barclays Bank PLC	100	1.00	(1)	3/20/15	(9)	(1,041)	(1,050)
Lebanon	Barclays Bank PLC	300	1.00	(1)	3/20/15	(27)	(2,682)	(2,709)
Lebanon	Citibank NA	1,200	3.30		9/20/14	(18,287)	—	(18,287)
Lebanon	Citibank NA	350	1.00	(1)	12/20/14	(178)	(2,040)	(2,218)
Lebanon	Citibank NA	500	1.00	(1)	12/20/14	(255)	(2,974)	(3,229)
Lebanon	Citibank NA	1,000	1.00	(1)	12/20/14	(510)	(6,037)	(6,547)
Lebanon	Citibank NA	300	1.00	(1)	3/20/15	(28)	(2,389)	(2,417)
Lebanon	Credit Suisse International	200	1.00	(1)	3/20/15	(19)	(1,797)	(1,816)
Lebanon	Credit Suisse International	800	1.00	(1)	3/20/15	(73)	(7,148)	(7,221)
Lebanon	Credit Suisse International	100	1.00	(1)	6/20/15	156	(1,170)	(1,014)
Lebanon	Deutsche Bank	200	1.00	(1)	3/20/15	(19)	(1,659)	(1,678)
Lebanon	Deutsche Bank	100	1.00	(1)	6/20/15	156	(1,170)	(1,014)
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	71,622	(120,650)	(49,028)
Philippines	Barclays Bank PLC	1,100	1.85		12/20/14	(9,767)	—	(9,767)
Philippines	Barclays Bank PLC	655	1.00	(1)	3/20/15	(4,405)	(2,410)	(6,815)
Philippines	Citibank NA	800	1.84		12/20/14	(7,063)	—	(7,063)
Philippines	JPMorgan Chase Bank	656	1.00	(1)	3/20/15	(4,412)	(2,413)	(6,825)
Thailand	Barclays Bank PLC	1,900	0.97		9/20/19	4,291	—	4,291

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Thailand	Citibank NA	$1,600	0.86%		12/20/14	$(6,439)	$—	$(6,439)
Thailand	Citibank NA	900	0.95		9/20/19	2,933	—	2,933
Thailand	JPMorgan Chase Bank	800	0.87		12/20/14	(3,260)	—	(3,260)
Tunisia	Barclays Bank PLC	350	1.00	(1)	9/20/17	18,194	(20,188)	(1,994)
Tunisia	Citibank NA	360	1.00	(1)	9/20/17	18,714	(21,761)	(3,047)
Tunisia	Deutsche Bank	500	1.00	(1)	6/20/17	22,877	(22,855)	22
Tunisia	Goldman Sachs International	300	1.00	(1)	9/20/17	15,595	(15,274)	321
Tunisia	Nomura International PLC	400	1.00	(1)	12/20/17	23,128	(27,734)	(4,606)

						$420,246	$(559,678)	$(139,432)

*	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Written options activity for the fiscal year to date ended July 31, 2014 was as follows:

	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Premiums Received
Outstanding, beginning of period	INR	225,360	COP	—	GBP	10,151	$146,704
Options written		184,670		1,558,590		—	14,639
Options expired		(410,030)		(1,558,590)		(10,151)	(161,343)

Outstanding, end of period	INR	—	COP	—	GBP	—	$—

COP	-	Colombian Peso

GBP	-	British Pound Sterling

INR	-	Indian Rupee

At July 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Commodity Risk: During the fiscal year to date ended July 31, 2014, the Fund invested in commodities-linked derivative investments, including commodity futures contracts, that provided exposure to the investment returns of certain commodities. Commodities-linked derivative investments were used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts, options on currencies and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including interest rate futures contracts and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit Default Swaps	$512,344	$(92,098)

		$512,344	$(92,098)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$1,762,613	(1,594,901)

		$1,762,613	$(1,594,901)

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Interest Rate	Interest Rate Swaps	$419,086	$(440,335)

		$419,086	$(440,335)

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$423,852,858

Gross unrealized appreciation	$9,524,783
Gross unrealized depreciation	(4,690,718)

Net unrealized appreciation	$4,834,065

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$171,932,120	$25,828	$171,957,948
Collateralized Mortgage Obligations	—	57,080,837	—	57,080,837
Commercial Mortgage-Backed Securities	—	18,437,923	—	18,437,923
Mortgage Pass-Throughs	—	79,705,399	—	79,705,399
Asset-Backed Securities	—	8,042,160	—	8,042,160
Corporate Bonds & Notes	—	3,347,433	—	3,347,433
Foreign Corporate Bonds	—	739,812	—	739,812
Foreign Government Bonds	—	31,855,293	—	31,855,293
U.S. Treasury Obligations	—	9,573,440	—	9,573,440
Common Stocks	—	622,489	699,656	1,322,145
Short-Term Investments —
Foreign Government Securities	—	37,102,961	—	37,102,961
U.S. Treasury Obligations	—	2,999,970	—	2,999,970
Other	—	6,521,602	—	6,521,602
Total Investments	$—	$427,961,439	$725,484	$428,686,923
Forward Foreign Currency Exchange Contracts	$—	$1,762,613	$—	$1,762,613
Swap Contracts	—	931,430	—	931,430
Total	$—	$430,655,482	$725,484	$431,380,996

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,594,901)	$—	$(1,594,901)
Swap Contracts	—	(532,433)	—	(532,433)
Total	$—	$(2,127,334)	$—	$(2,127,334)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2014 is not presented. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Short Duration Diversified Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 22, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 22, 2014